Property, Plant and Equipment	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment	Property, plant and equipment

31 December 2024					31 December 2025
Right-of-use assets relating to mine development, infrastructure and other assets	Mine development, infrastructure and other assets	Land, mineral rights and rehabilitation assets	Total		Total	Right-of-use assets relating to mine development, infrastructure and other assets	Mine development, infrastructure and other assets	Land, mineral rights and rehabilitation assets

				Cost
651.9	12,638.0	480.0	13,769.9	Balance at beginning of the year	16,279.2	777.0	13,729.3	1,772.9
(4.7)	5.8	(1.1)	—	Reclassifications	—	—	3.4	(3.4)
—	1,179.4	4.0	1,183.4	Additions	1,398.5	8.2	1,384.1	6.2
109.0	268.7	1,329.1	1,706.8	Osisko asset acquisition[1]	—	—	—	—
—	—	—	—	Derecognition of Gruyere previously held interest - 50%[2]	(927.6)	(112.7)	(795.5)	(19.4)
—	—	—	—	Gold Road acquisition through business combination - 100%[2]	3,220.6	135.8	643.5	2,441.3
—	13.7	—	13.7	Other Salares Norte non- cash costs capitalised	8.0	—	8.0	—
71.7	—	—	71.7	Right-of-use assets capitalised during the year (refer note 37)	36.5	36.5	—	—
8.5	—	—	8.5	Remeasurements of right-of- use assets capitalised (refer note 37)[3]	16.7	16.7	—	—
—	105.6	—	105.6	General borrowing costs capitalised[4]	69.1	—	69.1	—
—	(6.9)	—	(6.9)	Disposals	(9.5)	—	(9.5)	—
(21.8)	(67.8)	—	(89.6)	Scrapping of assets	(34.3)	(13.5)	(20.8)	—
—	—	20.6	20.6	Changes in estimates of rehabilitation assets (refer note 29.1)	29.4	—	—	29.4
(37.6)	(407.2)	(59.7)	(504.5)	Translation adjustment	785.9	41.9	600.9	143.1
777.0	13,729.3	1,772.9	16,279.2	Balance at end of the year	20,872.5	889.9	15,612.5	4,370.1
				Accumulated depreciation and impairment
279.8	8,241.6	174.1	8,695.5	Balance at beginning of the year	8,980.8	336.3	8,457.6	186.9
(2.1)	2.1	—	—	Reclassifications	—	—	—	—
88.7	519.3	19.4	627.4	Charge for the year	920.4	95.5	758.7	66.2
—	—	—	—	Derecognition of Gruyere previously held interest - 50%[2]	(399.9)	(47.9)	(344.8)	(7.2)
3.3	5.2	—	8.5	Salares Norte depreciation capitalised	6.1	3.0	3.1	—
—	3.5	—	3.5	(Reversal of impairment)/ impairment	(281.3)	—	(281.3)	—
—	(4.8)	—	(4.8)	Disposals	(8.4)	—	(8.4)	—
(21.8)	(67.8)	—	(89.6)	Scrapping of assets	(34.3)	(13.5)	(20.8)	—
(11.6)	(241.5)	(6.6)	(259.7)	Translation adjustment	352.3	12.5	337.8	2.0
336.3	8,457.6	186.9	8,980.8	Balance at end of the year	9,535.7	385.9	8,901.9	247.9
440.7	5,271.7	1,586.0	7,298.4	Carrying value at end of the year	11,336.8	504.0	6,710.6	4,122.2
[1]Refer to note 18.2 for details of the Osisko asset acquisition.
[2]Refer to notes 18.3 and 19 for details of the Gold Road acquisition.
[3]The re-measurements in 2025 relate mainly to leases at the Group’s Australian operations that have variable payments linked to the Australian consumer price index
(“CPI”). (2024: Leases at the Group’s Australian operations that have variable payments linked to the Australian CPI).
[4]General borrowing costs of US$69.1 million (2024: US$105.6 million) arising on Group general borrowings relating to the Salares Norte project and were capitalised during the year up to 31 August 2025, the date Salares Norte reached commercial levels of production. An average interest capitalisation rate of 4.3% (2024: 7.0%) was applied.